Nature of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended
	Feb. 12, 2021	Jan. 27, 2020	Apr. 15, 2019	Jun. 22, 2018	Jan. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Class of Stock
Number of shares issued in transaction (in shares)					1,718,506
Proceeds of issuance of ordinary shares, net of issuance costs					$ 15,300
Net loss						$ (33,266)	$ (29,873)
Accumulated deficit						412,510		$ 379,244
Cash						$ 239,012	$ 243,312	$ 153,299
Underwriters public offering
Class of Stock
Number of shares issued in transaction (in shares)						1,700,000
Proceeds of issuance of ordinary shares, net of issuance costs		$ 75,000
Ordinary Shares
Class of Stock
Number of shares issued in transaction (in shares)	14,285,715
Per share price of issuance (usd per share)	$ 7.00
Ordinary Shares | IPO
Class of Stock
Number of shares issued in transaction (in shares)				10,147,059
Per share price of issuance (usd per share)				$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs				$ 156,500
Ordinary Shares | Options
Class of Stock
Number of shares issued in transaction (in shares)	2,142,857		630,000	1,323,529
Ordinary Shares | Underwriters public offering
Class of Stock
Number of shares issued in transaction (in shares)		7,250,000	4,830,000
Per share price of issuance (usd per share)		$ 11.00	$ 24.00
Proceeds of issuance of ordinary shares, net of issuance costs	$ 106,900		$ 108,800